                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

                              The China Fund, Inc.
               (Exact name of registrant as specified in charter)

                     c/o State Street Bank and Trust Company
                        2 Avenue de Lafayette, 6th Floor
                                  P.O. Box 5049
                              Boston, MA 02206-5049
                    (Address of principal executive offices)

                                Mary Moran Zeven
                                    Secretary
                              The China Fund, Inc.
                        2 Avenue de Lafayette, 2nd Floor
                                Boston, MA 02111

                       State Street Bank and Trust Company
                                 Tim Walsh, Esq.
                        2 Avenue de Lafayette, 6th Floor
                           Boston, Massachusetts 02111

                                       and

                          Leonard B. Mackey, Jr., Esq.
                            Clifford Chance U.S. LLP
                               31 West 52nd Street
                            New York, New York 10019
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 888-246-2255

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2005 - June 30, 2006

ITEM 1. PROXY VOTING RECORD

                               PROXY VOTING REPORT

PERIOD; FROM: 1-Jul-2005 TO 30-Jun-2006

FUND ID: 15208

FUND NAME: The China Fund Inc

                                                                                           MANAGEMENT                  FUND VOTE:
                                                                                               OR                      FOR/AGAINST/
                                                                                          SHAREHOLDER     MANAGEMENT  ABSTAIN/WITH
                     MEETING            SECURITY                                            PROPOSAL  RECOMMENDATION  MANAGEMENT/NO
  SECURITY ISSUER     DATE      TICKER     ID    AGENDA ITEM                                 (S/M)      FOR/AGAINST     ACTION
------------------ ----------- -------- -------- ---------------------------------------- ----------- -------------- ---------------
Fu Ji Food &                                     1. Accept Financial Statements and
Catering           1-Aug-2005  1175 HK  B04W2V6  Statutory Reports.
                                                 2. Approve Final Dividend.
                                                 3. Reelect Yao Juan, Tung Fai and Ku
                                                 Wang as Directors and Authorise Board
                                                 to fix their remuneration.
                                                 4. Reappoint CCIF CPA Ltd as Auditors
                                                 and authorise Board to fix their
                                                 remuneration.
                                                 5. Approve issuance of Equity or
                                                 Equity-Linked Securities without
                                                 Preemptive Rights.
                                                 6. Approve repurchase of up to 10
                                                 percent of issued Capital.                    M            FOR      WITH MANAGEMENT

Anhui Expressway                                 1.1 Elect Mr. Wang Shui as a Member of
"H"                10-Aug-2005  995 HK  6045180  the Board of Directors of the Company
                                                 for the 4th session.
                                                 1.2 Elect Mr. Li Yungui as a Member of
                                                 the Board of Directors of the Company
                                                 for the 4th session.
                                                 1.3 Elect Mr. Tu Xiaobei as a Member of
                                                 the Board of Directors of the Company
                                                 for the 4th session.
                                                 1.4 Elect Mr. Zhang Hui as a Member of
                                                 the Board of Directors of the Company
                                                 for the 4th session.
                                                 1.5 Elect Mr. Zhang Wensheng as a
                                                 Member of the Board of Directors of the
                                                 Company for the 4th session.
                                                 1.6 Elect Mr. Li Zhanglin as a Member
                                                 of the Board of Directors of the
                                                 Company for the 4th session.
                                                 1.7 Elect Mr. Leung Man Kit as a Member
                                                 of the Board of Directors of the
                                                 Company for the 4th session.
                                                 1.8 Elect Ms. Li Mei as a Member of the
                                                 Board of Directors of the Company for
                                                 the 4th session.
                                                 1.9 Elect Ms. Guo Shan as a Member of
                                                 the Board of Directors of the Company
                                                 for the 4th session.
                                                 2.1 Elect Mr. Kan Zhaorong as a Member
                                                 of the Supervisory Committee of the
                                                 Company for the 4th session.
                                                 2.2 Elect Ms. He Kun as a Member of the
                                                 Supervisory Committee of the Company
                                                 for the 4th session.
                                                 3. Approve to determine the emoluments
                                                 of the Members of Board of Directors
                                                 and the Supervisory Committee for the
                                                 4th session; authorize the Board of
                                                 Directors of the Company to decide on
                                                 the terms of the service contracts of
                                                 the Directors and the Supervisors.            M            FOR      WITH MANAGEMENT

TCL Multimedia                                   1. Approve and ratify the Transfer
Tech               18-Aug-2005  1070 HK 6193788  Agreements as specified and the Related
                                                 Agreements as specified and the
                                                 transactions contemplated there under
                                                 and the implementation thereof; and
                                                 authorize any one Director of the
                                                 Company, or any 2 Directors of the
                                                 Company if the affixation of the common
                                                 seal of the Company is necessary, for
                                                 and on behalf of the Company to execute
                                                 all such other documents, instruments
                                                 and agreements and do all such acts or
                                                 things deemed by him/them to be
                                                 incidental to, ancillary to or in
                                                 connection with the matters
                                                 contemplated in the Transfer Agreements
                                                 and/or the Related Agreements.
                                                 2. Approve, conditional upon the
                                                 passing of Resolution 1 as specified,
                                                 the Annual Caps as specified  in
                                                 relation to the Continuing Connected
                                                 Transactions as specified.                    M            FOR      WITH MANAGEMENT

Shenzhen                                         S.1 Amend Articles 1, 11, 18, 51, 53,
Expressway Co      26-Aug-2005  548 HK  5684873  69, 72, 83, 85, 86, 93, 107, 110, 130,
                                                 132, 142, 144, 157, 169, 170 and 171,
                                                 190, 191, 198, 8, 48 and 164, 56, 76,
                                                 91 (1), 92, 97 and 130, 81 and 105 of
                                                 the Articles of Association of the
                                                 Company and authorize the Board of
                                                 Directors of the Company to file the
                                                 amended Articles with the relevant
                                                 Government authorities.                       M            FOR      WITH MANAGEMENT

Ocean Grand Chem                                 1. Receive and approve the audited
Hldgs              24-Aug-2005  2882 HK 6649764  financial statements and the reports of the Directors and the Auditors YE 31
                                                 MAR 2005.
                                                 2. Declare a final dividend of HKD 0.03
                                                 per share for the YE 31 MAR 2005.
                                                 3.a Re-elect Honourable Cheung Yu-yan,
                                                 Tommy as a Director.
                                                 3.b Re-elect Mr. Kwan Yan as a Director.
                                                 3.c Re-elect Mr. Lin Jianping as a
                                                 Director.
                                                 3.d Re-elect Mr. Wan Ngar Yin, David as
                                                 a Director.
                                                 3.e Re-elect Mr. Yeh V-nee as a
                                                 Director.
                                                 4. Authorize the Board of Directors or
                                                 an Authorized Committee of the Board of
                                                 Directors to fix the Directors'
                                                 remuneration.
                                                 5. Re-appoint Messrs. Moores Rowland
                                                 Mazars as the Auditors of the Company
                                                 and authorize the Board of Directors to
                                                 fix their remuneration.
                                                 6.a Authorize the Directors of the
                                                 Company to repurchase shares HKD 0.10
                                                 during the relevant period, on the
                                                 Stock Exchange or any other stock
                                                 exchange recognized by the Securities
                                                 and Futures Commission under the Hong
                                                 Kong Code on share repurchases for such
                                                 purposes, not exceeding 10% of the
                                                 entire issued share capital of the
                                                 Company; Authority expires the earlier
                                                 of the conclusion of the next AGM of
                                                 the Company or the expiration of the
                                                 period within which the next AGM of the
                                                 Company is required by the Companies
                                                 Act 1981 of Bermuda or the Company's
                                                 Bye-Laws to be held.
                                                 6.b Authorize the Directors of the
                                                 Company, the granting of an
                                                 unconditional general mandate, to
                                                 issue, allot and deal with unissued
                                                 shares in the capital of the Company,
                                                 and to make or grant offers, agreements
                                                 and options or other rights, and issue
                                                 warrants and other securities, which
                                                 would or might require the exercise of
                                                 such power during and after the
                                                 relevant period; not exceeding the 20%
                                                 of the issued share capital of the
                                                 Company otherwise than pursuant to: i)
                                                 a Rights Issue; ii) any Share Option
                                                 Plan or similar arrangement of the
                                                 Company from time to time adopted for
                                                 the grant or issue to eligible
                                                 participants under such plan and
                                                 arrangement of the Company and/or any
                                                 of its subsidiaries of shares or rights
                                                 to subscribe or otherwise acquire
                                                 shares of the Company; iii) the
                                                 exercise of subscription or conversion
                                                 under the terms of any warrants issued
                                                 by the Company or any securities which
                                                 can be converted into shares of the
                                                 Company and from time to time
                                                 outstanding; iv) any scrip dividend or
                                                 similar arrangement providing for the
                                                 allotment of shares in lieu of the
                                                 whole or part of a dividend on shares
                                                 of the Company in accordance with the
                                                 Bye-laws of the Company; v) any
                                                 adjustment, after the date of grant or
                                                 issue of any options, warrants or other
                                                 securities referred to above, in the
                                                 price at which shares will be
                                                 subscribed, and/or the number of shares
                                                 which will be subscribed, on exercise
                                                 of relevant rights under such options,
                                                 rights to subscribe, warrants or other
                                                 securities, such adjustment being made
                                                 in accordance with, or as contemplated
                                                 by, the terms of such options, warrants
                                                 or other securities; Authority expires
                                                 earlier the conclusion of the next AGM
                                                 of the Company or the expiration of the
                                                 period within which the next AGM of the
                                                 Company is required by the Companies
                                                 Act 1981 of Bermuda or the Company's
                                                 Bye-laws to be held.
                                                 6.c Approve to extend the general
                                                 mandate, conditional upon the passing
                                                 of Resolution No.6.A and Authorize the
                                                 Directors of the Company to exercise
                                                 the powers of the Company to allot
                                                 shares pursuant to Resolution No. 6.B
                                                 in respect of the amount representing
                                                 the aggregate nominal amount of share
                                                 capital of the Company repurchased by
                                                 the Company pursuant to Resolution No.
                                                 6.A, provided that such number shall
                                                 not exceed 10% of the aggregate nominal
                                                 amount of the issued share capital of                                 VOTE AGAINST
                                                 the Company at the date of passing this                              RES 6B - VOTE
                                                 resolution.                                                          IN FAVOUR OF
                                                 S.6.d Amend 66, 87(1) and 90 Bye-Laws                                  ALL OTHER
                                                 of the Company.                               M            FOR        RESOLUTIONS

Sinotrans Ltd      30-Aug-2005  598 HK  6579010  1. Elect Mr. Miao Yuexin as an
                                                 Independent Non-Executive Director of
                                                 the Company.                                  M            FOR      WITH MANAGEMENT

Digital China                                    1. Accept Financial Statements and
Holds              23-Aug-2005  861 HK  6351865  Statutory Reports.
                                                 2. Approve Final Dividend.
                                                 3a. Reelect Li Qin as Director.
                                                 3b. Reelect GUD Wel as Director.
                                                 3c. Reelect ZENG Madchao as Director.
                                                 3d. Reelect William O Grabe as Director.
                                                 3e. Reelect Hy Zhao Guang as Director.
                                                 3f. Authorise Board to fix the
                                                 Remuneration of Directors.
                                                 4. Approve Ernst & Young as Auditors
                                                 and authorize Board to fix their
                                                 remuneration.
                                                 5a. Approve issuance of Equity or
                                                 Equity-linked Securities without
                                                 Preemptive Rights.
                                                 5b. Approve repurchase of up to 10
                                                 percent of Issued Capital.                                          VOTE AGAINST 5A
                                                 5c. Authorize reissuance of Repurchased                              & 5D - VOTE IN
                                                 Shares.                                                              FAVOUR OF ALL
                                                 5d. Approve issuance of Shares pursuant                                  OTHER
                                                 to the Share Option Scheme.                   M            FOR        RESOLUTIONS

Golden Meditech    5-Sep-2005   8180 HK 6430559  1. Approve and adopt the audited
                                                 consolidated financial statements of
                                                 the Company and its subsidiaries and
                                                 the reports of the Directors Directors
                                                 of the Company and the Auditors for the
                                                 YE31 MAR 2005.
                                                 2. Declare a final dividend for the YE
                                                 31 MAR 2005.
                                                 3.i Re-elect Mr. Zheng Ting as an
                                                 Executive Director.
                                                 3.ii Re-elect Mr. Gao Zong Ze as an
                                                 Independent Non-Executive Director.
                                                 4. Authorize the Directors to fix the
                                                 Director's remuneration.
                                                 5. Re-appoint KPMG as the Auditors and
                                                 authorize the Directors to fix their
                                                 remuneration.
                                                 6. Authorize the Board of Directors
                                                 Board  to allot, issue and deal with
                                                 additional shares of HKD 0.10 each in
                                                 the Company Shares or securities
                                                 convertible or exchangeable into shares
                                                 and make or grant offers, agreements
                                                 and options, warrants, or similar
                                                 rights during and after the relevant
                                                 period, not exceeding 20% of the
                                                 aggregate nominal amount of the share
                                                 capital of the Company in issue
                                                 otherwise than pursuant to i) a rights
                                                 issue; ii) the exercise of the sub
                                                 scription rights under options granted
                                                 under any option scheme or similar
                                                 arrangement for the time being adopted
                                                 by the Company for the grant or issue
                                                 to officers and/or employees and/or
                                                 consultants and/or advisors of the
                                                 Company and/or any of its subsidiaries
                                                 of shares or rights to subscribe for
                                                 shares; or iii) any scrap dividend
                                                 scheme or similar arrangement; or iv)
                                                 any issue of shares pursuant to the
                                                 exercise of rights of subscription or
                                                 conversion under the terms of any
                                                 existing warrants, bonds, debentures,
                                                 notes and other securities of the
                                                 Company which carry rights to subscribe
                                                 for or convertible into shares;
                                                 Authority expires the earlier of the
                                                 conclusion of the next AGM or the
                                                 expiration of the period within which
                                                 the next AGM is to be held by law or
                                                 the Articles of Association Company.
                                                 7. Authorize the Directors of the
                                                 Company to repurchase shares of the
                                                 Company during the relevant period, on
                                                 the Growth Enterprise Market of the
                                                 Stock Exchange of Hong Kong Stock
                                                 Exchange, or any other stock exchange
                                                 recognized for this purpose by the
                                                 Securities and Futures Commission of
                                                 Hong Kong and the Stock Exchange under
                                                 the Hong Kong Code on shares
                                                 repurchases, not exceeding 10% of the
                                                 aggregate nominal amount of the share
                                                 capital of the Company in issue;
                                                 Authority expires the earlier of the
                                                 conclusion of the next AGM of the
                                                 Company or the expiration of the period
                                                 within which the next AGM of the
                                                 Company is to be held by law or
                                                 Articles of Association of the Company.
                                                 8. Approve, conditional upon the
                                                 passing of Resolutions 6 and 7, the
                                                 aggregate nominal amount of share
                                                 capital of the Company that may be
                                                 allotted, issued or dealt with or
                                                 agreed conditionally or unconditionally
                                                 to be allotted, issued or dealt with by
                                                 the Board pursuant to and in accordance
                                                 with mandate granted under Resolution 6
                                                 be increased and extended by the
                                                 addition thereto of the aggregate
                                                 nominal amount of shares repurchased by
                                                 the Company pursuant to and in
                                                 accordance with the mandate granted
                                                 under Resolution 7, provided that such
                                                 amount does not exceed 10% of the
                                                 aggregate nominal amount of the issued
                                                 share capital of the Company at the
                                                 date of passing this resolution.
                                                 S.9 Amend the Articles of Association
                                                 of the Company by deleting Paragraph
                                                 (a) of Article 108 in its entirety and
                                                 substituting with new one as specified.       M            FOR      WITH MANAGEMENT

Chindex                                          01. Director Nominees:
International      13-Sep-2005  CHDX US 2397302  1. Roberta Lipson.
                                                 2. Elyse Beth Silverberg.
                                                 3. Lawrence Pemble.
                                                 4. A Kenneth Nilsson.
                                                 5. Julius Y Oestreicher.
                                                 6. Carol R Kaufman.
                                                 7. Douglas B Grob.
                                                 8. Holli Harris.
                                                 02. Proposal to ratify and approve the
                                                 Company's 2005 Transaction.
                                                 03. Proposal to approve the appointment
                                                 of BDO Seidman, LLP as the Company's
                                                 Independent Registered Public
                                                 Accounting firm for the year ending
                                                 March 31 2006.                                M            FOR      WITH MANAGEMENT

Shenzhen                                         S.1 Approve, the issue in the People's
Expressway "H"     10-Oct-2005  548 HK  6848743  Republic of China of the short-term commercial papers, within the scope of
                                                 the maximum remaining amount for the
                                                 issue of the commercial papers approved
                                                 by the People's Bank of China, by the
                                                 Company in 1 or separate time(s) with an
                                                 amount not exceeding RMB 2.4 billion in
                                                 accordance with the Regulations on the
                                                 Administration of Short-term Commercial
                                                 Papers promulgated by the People's Bank
                                                 of China and other relevant regulations
                                                 and authorize the Board of Directors or
                                                 any 2 of the Directors of the Company
                                                 to determine the details of the terms
                                                 and conditions and other matters in
                                                 relation to the issue of the short-term
                                                 commercial papers having regard to the
                                                 needs of the Company and the market
                                                 conditions, including but not limited
                                                 to determining the amount, the interest
                                                 rate and the term for the issue of the
                                                 short-term commercial papers subject to
                                                 the scope as authorized in the
                                                 foregoing, and to make and execute all
                                                 necessary documents.                          M            FOR      WITH MANAGEMENT

China Green                                      1. Accept Financial Statements and
Holdings           5-Oct-2005   904 HK  6728555  Statutory Reports.
                                                 2. Approve Final Dividend.
                                                 3a. Re-elect Kung Sze Wal as Director.
                                                 3b. Re-elect Hu Bao Zheng as Director.
                                                 3c. Authorize Board to fix the
                                                 Remuneration of Directors.
                                                 4. Reappoint CCIF CPA Ltd as Auditors
                                                 and authorize Board to fix their                                     AGAINST RES NO
                                                 remuneration.                                                         5 - FOR ALL
                                                 5. Approve issuance of Equity-Linked                                    OTHER
                                                 Securities without Pre-emptive Rights.        M            FOR        RESOLUTIONS

Arcontech Corp     10-Oct-2005  8097 HK 6282103  1. Receive and approve the audited consolidated financial statements and
                                                 the reports  of the Directors and the
                                                 Auditors for the YE 31 MAR 2005
                                                 2.Re-elect the retiring Directors and
                                                 authorize the Board of Directors to fix
                                                 their remuneration
                                                 3.Re-appoint the Auditors of the
                                                 Company and authorize the Board of
                                                 Directors to fix their remuneration
                                                 4.Authorize the Directors of the
                                                 Company, pursuant to the rules
                                                 Governing the listing of securities on
                                                 the Growth Enterprise Market GEM of
                                                 the Stock Exchange of Hong Kong
                                                 Limited GEM Listing Rules, to allot,                                 AGAINST RES NO
                                                 issue and deal with otherwise than by                                 4 - FOR ALL
                                                 way rights issue or pursuant to the                                     OTHER
                                                 exercise of options                           M            FOR        RESOLUTIONS

Merry Electronics  18-Oct-2005  2439 TT 6129749  1. Approve the proposal of merger with the subsidiary.
                                                 2. Approve the revision on the
                                                 utilization of overseas unsecured
                                                 convertible bonds.
                                                 3. Approve the revision of the Articles
                                                 of Incorporation.                             M            FOR      WITH MANAGEMENT

Sinotrans          24-Oct-2005  598 HK  6579010  1.A Re-elect Mr. Zhang Bin as an
                                                 Executive Director of the Company.
                                                 1.B Re-elect Mr. Zhang Jianwei as an
                                                 Executive Director of the Company.
                                                 1.C Re-elect Ms. Tao Suyun as an
                                                 Executive Director of the Company
                                                 1.D Re-elect Mr. Yang Yuntao as a
                                                 Non-Executive Director of the Company
                                                 1.E Re-elect Mr. Sun Shuyi as an
                                                 Independent Non-Executive Director of
                                                 the Company
                                                 2.A Re-elect Mr. Wang Xiaozheng as a
                                                 Supervisor of the Company
                                                 2.B Re-elect of Mr. Zhang Junkuo as
                                                 Supervisor of the Company
                                                 3. Authorize the Board of Directors of
                                                 the Company to determine the
                                                 remuneration of the Directors
                                                 S.4 Authorize the Directors of the
                                                 Company, in compliance with all
                                                 applicable laws and regulations of the
                                                 People's Republic of China, to allot,
                                                 issue and deal with additional H shares
                                                 or domestic shares in the capital of
                                                 the Company in each case and make or
                                                 grant offers, agreements and options
                                                 during and after the relevant period,
                                                 not exceeding 20% of the aggregate
                                                 nominal amount of each of H share or
                                                 domestic share capital of the Company
                                                 in issue in each case as at the date of
                                                 passing this resolution; Authority
                                                 expires the earlier of the conclusion
                                                 of the next AGM of the Company or 12
                                                 months or revocation or variation of
                                                 this resolution by an ordinary
                                                 resolution of the shareholders of the
                                                 Company in the general meeting.                                     AGAINST RES NO
                                                 S.5 Amend Article 13 of the Articles of                               4 - FOR ALL
                                                 the Association by deleting entirely and                                 OTHER
                                                 replacing it as specified.                    M            FOR        RESOLUTIONS

China Netcom Gp                                  1 Approve that as specified, pursuant
Corp HK            25-Oct-2005  906 HK  B03PGR0  to which, inter alia, CNC BVI has agreed as legal and beneficial owner to sell
                                                 and the Company has agreed to purchase
                                                 the entire issued share capital of China
                                                 Netcom Group New Horizon Communications
                                                 Corporation (BVI) Limited, which holds
                                                 the entire equity interest in China
                                                 Netcom Group New Horizon Communications
                                                 Corporation Limited which in turn owns
                                                 the assets and liabilities and the
                                                 business operations for the provision of
                                                 fixed-line telephone services,
                                                 broadband and other internet-related
                                                 services in Heilongjiang Province
                                                 2 together with the relevant annual
                                                 caps and authorize the Directors of the
                                                 Company to do all such further acts and
                                                 things and execute such further
                                                 documents and takeall such steps which
                                                 in their opinion may be necessary,
                                                 desirable or expedient to implement
                                                 and/or give effect to the terms of such
                                                 continuing connected transactions             M            FOR      WITH MANAGEMENT

China Oilfield                                   1 Approve the distribution of 2005
Services           26-Oct-2005  2883 HK 6560995  special interim dividend                      M            FOR      WITH MANAGEMENT

Global Bio-Chem                                  1 Approve, the Supplemental Joint
Tech               24-Oct-2005  809 HK  6336527  Venture Agreement Agreement  dated 11
                                                 AUG 200 5 entered into between
                                                 the Company, Global Bio-Chem Technology
                                                 Limited  GBTL ,International Polyol
                                                 Chemicals Inc                                 M            FOR      WITH MANAGEMENT

Bio-Treat                                        1. Receive the Directors' report and
Technology         28-Oct-2005  BIOT SP 6740407  the audited accounts for the financial
                                                 YE 30 JUN 2005 and the Auditors' report
                                                 thereon
                                                 2. Declare a first and final dividend
                                                 of Singapore 2.34 cents per ordinary
                                                 share, tax not applicable, for the FYE
                                                 30 JUN 2005
                                                 3. Approve the payment of the
                                                 Directors' fees of RMB
                                                 809,416 equivalent to SGD 166,000  for
                                                 the FYE 30 JUN 2005
                                                 4. Re-elect Mr. Ma Zheng Hai as a
                                                 Director, who retires pursuant
                                                 to Bye-laws 85(6 ) of the Company's
                                                 Bye-laws
                                                 5. Re-elect Mr. Cui Jun as a Director,
                                                 who retires pursuant to Bye-laws 85(6)
                                                 of the Company's Bye-laws
                                                 6. Re-elect Mr. Yan Fang as a Director,
                                                 who retires pursuant to Bye-laws 86(1)
                                                 of the Company's Bye-laws
                                                 7. Re-elect Mr. Zhou Yao Ming as a
                                                 Director, who retires pursuant to
                                                 Bye-laws 86( 1) of the Company's
                                                 Bye-laws, will remain as a Member of the
                                                 Audit Committee
                                                 8. Re-appoint Messrs. Moore Stephens as
                                                 the Auditors and authorize the Directors
                                                 to fix their remuneration
                                                 9. to allot and issue shares and
                                                 convertible securities in the capital
                                                 of the Company at any time                    M            FOR      WITH MANAGEMENT

Bio-Treat                                        1. Approve the final dividend of 33
Technology         28-Oct-2005  BIOT SP 6740407  pence per ordinary share                      M            FOR      WITH MANAGEMENT

                               PROXY VOTING REPORT

PERIOD; FROM: 1-Jul-2005 TO 30-Jun-2006

FUND ID: 15208

FUND NAME: The China Fund Inc

                                                                                           MANAGEMENT                  FUND VOTE:
                                                                                               OR                      FOR/AGAINST/
                                                                                          SHAREHOLDER     MANAGEMENT  ABSTAIN/WITH
                     MEETING            SECURITY                                            PROPOSAL  RECOMMENDATION  MANAGEMENT/NO
  SECURITY ISSUER     DATE      TICKER     ID    AGENDA ITEM                                 (S/M)      FOR/AGAINST     ACTION
------------------ ----------- -------- -------- ---------------------------------------- ----------- -------------- ---------------
Chaoda Modern                                    1. Accept Financial Statements and
Agriculture        25-Nov-2005  682 HK  6313490  Statutory Reports.
                                                 2. Approve Final Dividend.
                                                 3a. Reelect Wong Hip Ying as Director.
                                                 3b. Reelect Fong Jao as Director.
                                                 3c. Reelect Lin Shun Quan as Director.
                                                 3d. Reelect Chen Jun Hua as Director.
                                                 3e. Reelect Chan Chi Po, Andy as
                                                 Director.
                                                 3f. Authorize Board to fix the
                                                 Remunerations of Directors.
                                                 4. Reappoint Auditors and authorize
                                                 Board to fix their Remuneration.
                                                 5a. Approve repurchase of up to 10
                                                 percent of issued Capital.
                                                 5b. Approve issuance of Equity or                                     VOTE AGAINST
                                                 Equity-linked securities without                                     RESOLUTIONS 5B
                                                 Preemptive Rights.                                                  5C AND VOTE FOR
                                                 5c. Authorize reissuance of Repurchased                                 THE OTHER
                                                 Shares.                                       N            FOR         RESOLUTIONS

Asia Aluminium                                   1. Accept Financial Statement and
Holdings           29-Nov-2005  930 HK  6110077  Statutory Reports.
                                                 2. Reelect Ma Tsz Chun as Director.
                                                 3. Authorize Board to fix the
                                                 Remuneration of Directors.
                                                 4. Reappoint Auditors and authorize
                                                 Board to fix their Remuneration.
                                                 5a. Approve repurchase of up to 10
                                                 percent of Issued Capital.
                                                 5b. Approve issuance of Equity or
                                                 Equity-linked Securities without
                                                 Preemptive Rights.
                                                 5c. Authorize Reissuance of Repurchased                               VOTE AGAINST
                                                 Shares.                                                              RESOLUTIONS 5B
                                                 6. Amend Bylaws re: Voting by Poll,                                 5C AND VOTE FOR
                                                 Reelection and Retirement by rotation                                  THE OTHER
                                                 of Directors.                                 N            FOR        RESOLUTIONS

The9 ADR(1 Reps 1                                1. Resolution as set out in paragraph
Unlisted)          8-Dec-2005   NCTY US B04NV12  1 of the notice of annual general
                                                 meeting.                                      M            FOR      WITH MANAGEMENT

Lianhua                                          1. Approve the declaration and payment
Supermarket "H"    13-Dec-2005  980 HK  6633563  of an interim dividend of RMB 0.06 per ordinary shares of the Company for the
                                                 6 months ended 30 JUN 2005.
                                                 2. Ratify the equity transfer agreement
                                                 dated 27 OCT 2005 entered into between
                                                 the Company and S.I. Commerce Holdings
                                                 Limited in respect of the transfer of
                                                 22. 21% of equity interest in Shanghai
                                                 Century Lianhua Supermarket Development
                                                 Company Limited from S.I. Commerce
                                                 Holdings Limited to the Company and
                                                 authorize any one Director of the
                                                 Company for and on behalf of the
                                                 Company to execute all such documents
                                                 and to do all such acts or things
                                                 incidental to, ancillary to or in
                                                 connection with the transaction
                                                 contemplated under such agreement.
                                                 3. Ratify the equity transfer agreement
                                                 dated 27 OCT 2005 entered into between
                                                 the Company and Shanghai Friendship
                                                 Group Joint Stock Company Limited in
                                                 respect of the transfer of 35.70% of
                                                 equity interest in Shanghai Century
                                                 Lianhua Supermarket Development Company
                                                 Limited from Shanghai Friendship Group
                                                 Joint Stock Company Limited to the
                                                 Company and authorize any one Director
                                                 of the Company for and on behalf of the
                                                 Company to execute all such documents
                                                 and to do all such acts or things
                                                 incidental to, ancillary to or
                                                 in connection with the transaction
                                                 contemplated under such agreement.
                                                 4.Ratify the equity transfer agreement
                                                 dated 27 October 2005 entered into
                                                 between Hangzhou Lianhua Huashang Group
                                                 Co., Ltd. and Shanghai Liding Investment
                                                 Company Limited in respect of the
                                                 transfer of 22.09% of equity interest
                                                 in Shanghai Century Lianhua Supermarket
                                                 Development Company Limited from
                                                 Shanghai Liding Investment Company
                                                 Limited to Hangzhou Lianhua Huashang
                                                 Group Co., Ltd. and authorize anyone
                                                 Director of the Company for and on
                                                 behalf of the Company to procure to
                                                 execute all such documents and to do
                                                 all such acts or things incidental to,
                                                 ancillary to or in connection with the
                                                 transaction contemplated under such
                                                 agreement.
                                                 5. Ratify the merchandise agreement
                                                 dated 27 OCT 2005 entered into between
                                                 the Company and Shanghai Lianhua Quik
                                                 Convenience Stores Company Limited in
                                                 relation to the supply of merchandise
                                                 to Shanghai Lianhua Quik Convenience
                                                 Stores Company Limited by the Company
                                                 and authorize any one Director of the
                                                 Company for and on behalf of the
                                                 Company to execute all such documents
                                                 and to do all such acts or things
                                                 incidental to, ancillary to or in
                                                 connection with the transaction
                                                 contemplated under such agreement             M            FOR      WITH MANAGEMENT

Shenzhen                                         1.A.1 Elect Mr. Yang Hai as a Director
Expressway "H"     28-Dec-2005  548 HK  6848743  of the 4th session of the Company.
                                                 1.A.2 Elect Mr. Li Jing Qi as a
                                                 Director of the 4th session of the
                                                 Company.
                                                 1.A.3 Elect Mr. Wang Ji Zhong as a
                                                 Director of the 4th session of the
                                                 Company.
                                                 1.A.4 Elect Mr. Liu Jun as a Director
                                                 of the 4th session of the Company.
                                                 1.A.5 Elect Mr. Lin Xiang Ke as a
                                                 Director of the 4th session of the
                                                 Company.
                                                 1.A.6 Elect Mr. Wu Ya De as a Director
                                                 of the 4th session of the Company.
                                                 1.A.7 Elect Ms. Zhang Yang as a
                                                 Director of the 4th session of the
                                                 Company.
                                                 1.A.8 Elect Mr. Shi Da Qing as a
                                                 Director of the 4th session of the
                                                 Company.
                                                 1.A.9 Elect Mr. Chiu Chi Cheong,
                                                 Clifton as a Director of the 4th
                                                 session of the Company.
                                                 1.B.1 Elect Mr. Li Zhi Zheng as an
                                                 Independent Non-Executive Director of
                                                 the 4th session of the Company.
                                                 1.B.2 Elect Mr. Zhang Zhi Xue as an
                                                 Independent Non-Executive Director of
                                                 the 4th session of the Company.
                                                 1.B.3 Elect Mr. Poon Kai Leung, James
                                                 as an Independent Non-Executive
                                                 Director of the 4th session of the
                                                 Company.
                                                 1.B.4 Elect Mr. Wong Kam Ling as an
                                                 Independent Non-Executive Director of
                                                 the 4th session of the Company.
                                                 2.A Elect Mr. Zhong Shan Qun as a
                                                 Supervisor representing shareholders of
                                                 the 4th session of the Company.
                                                 2.B Elect Mr. Zhang Yi Ping as a
                                                 Supervisor representing shareholders of
                                                 the 4th session of the Company.
                                                 2.C Elect Mr. Yang Qin Hua as a
                                                 Supervisor representing shareholders of
                                                 the 4th session of the Company.
                                                 3. Approve the remuneration of the
                                                 Members of the 4th session of the Board
                                                 of Directors and the Supervisory
                                                 Committee of the Company; authorize the
                                                 Board of Directors of the Company to
                                                 approve the Directors' service
                                                 contracts and other relevant documents;
                                                 and authorize any 1 Director of the
                                                 Company to sign on behalf of the
                                                 Company every relevant contract and
                                                 other relevant documents and to deal
                                                 with the all other necessary relevant
                                                 matters in connection therewith.              M            FOR      WITH MANAGEMENT

China Intl Marine                                1. Approve change of domestic
"B"                29-Dec-2005 200039CH 6191351  accounting firm.
                                                 2. Elect Supervisors
                                                 3. Amend articles of association              M            FOR      WITH MANAGEMENT

China Oilfield                                   1. Approve issuance of a short term
Services           12-Jan-2006  2883 HK 6560995  debenture in an aggregate principal
                                                 amount not exceeding RMB 2.0 Billion.         M            FOR      WITH MANAGEMENT

Fountain Set                                     1.  Accept Financial Statement and
(Holds)            23-Jan-2006  420 HK  6349053  Statutory reports
                                                 2. Approve Final Dividend
                                                 3. Re elect Directors and fix their
                                                 remuneration
                                                 4. Reappoint auditors and authorise
                                                 board to fix their remuneration
                                                 5a. Reappoint repurchase of up to 10
                                                 percent of issued capital
                                                 5b. Approve Issuance of equity or
                                                 equity-linked securities without
                                                 preemptive rights
                                                 5c. Authorise reissuance of repurchased
                                                 shares
                                                 6.  Amend articles of association.            M            FOR      WITH MANAGEMENT

Ocean Grand                                      1. Appoint Price Waterhouse Coopers as
Chemicals          14-Feb-2006  2882 HK 6649764  auditors and authorise Board to fix
                                                 their remuneration.                           M            FOR      WITH MANAGEMENT

Chaoda Modern                                    1. Approve Issuance of shares
Agriculture        14-Feb-2006  682 HK  6313490  pursuant to the share option scheme.          M            FOR          AGAINST

Shangri-La Asia    17-Feb-2006   69 HK  6771032  1. Approve contract for the
                                                 establishment of a joint venture to be
                                                 named Shanghai Puding Kerry City
                                                 Properties Co. Ltd. (JVCO) Mgnt and
                                                 funding agreement in relation to the
                                                 JVCO.                                         M            FOR      WITH MANAGEMENT

BYD Co "H"         28-Feb-2006  1211 HK 6536651  1. Approve issue of short term debentures up to an aggregate principle
                                                 amount of 40% of net asset value.
                                                 2.  Authorise Wang Chuanfu to determine
                                                 the terms and other matters relating to
                                                 the issue of short-term debentures.           M            FOR      WITH MANAGEMENT

Sinotrans          3-Mar-2006   598 HK  6579010  1. Elect Zhao Huxiang as executive
                                                 director and authorise board to fix his
                                                 remuneration                                  M            FOR      WITH MANAGEMENT

TCL Multimedia                                   1. Prove increase in authorised
Tech               27-Feb-2006  1070 HK 6193788  capital from HK$500.0 Million to
                                                 HK$800.0 Million by the creation of
                                                 additional three billion shares.
                                                 2.  Approve Master sourcing agreement
                                                 and annual caps
                                                 3. Approve master supply agreement and
                                                 annual caps
                                                 4. Reelect Alistair Kenneth Ruskin                                   AGAINST RES NO
                                                 Campbell as Executive Director                                        1 - FOR ALL
                                                 5. Reelect Didier Trust as Executive                                     OTHER
                                                 Director.                                     M            FOR        RESOLUTIONS

TPV Technology     28-Feb-2006  903 HK  6179573  1. Approve connected transactions and
                                                 annual caps.                                  M            FOR      WITH MANAGEMENT

China Life Insce                                 1. Elect Ma Yongwei as director
Co "H"             16-Mar-2006  2628 HK 6718976  2. Elect Xia Zhihua as supervisor
                                                 3. Amend articles re: Board composition       M            FOR      WITH MANAGEMENT

Zijing Mining                                    1. Approve Xinhuadu contracting
Group "H"          7-Apr-2006   2899 HK 6725299  agreement
                                                 2. Approve annual caps of the Xinhuadu
                                                 contracting agreement
                                                 3. Approve Hongyang contracting
                                                 agreement
                                                 4. Approve annual caps of the Hongyang
                                                 contracting agreement
                                                 5. Authorise board to exectue all
                                                 documents and do all acts in connection
                                                 with the non-exempt continuing
                                                 connected transactions                        M            FOR      WITH MANAGEMENT

TCL Multimedia                                   1. Approve deposit services under the
Tech               13-Apr-2006  1070 HK 6193788  financial services framework agreement
                                                 and proposed caps                             M            FOR      WITH MANAGEMENT

Sinotrans          24-Apr-2006  598 HK  6579010  1. Approve connected transactions and
                                                 annual caps                                   M            FOR      WITH MANAGEMENT

Golden Meditech Co 19-Apr-2006  8180 HK 6430559  1. Approve acquisition of a 50 percent equity interest in Beijing Pypo
                                                 Technology Group Co Ltd at an aggregate
                                                 cash consideration of RMB 460.0 Million       M            FOR      WITH MANAGEMENT

China Shineway                                   1. Accept financial statements and
Pharm              26-Apr-2006  2877 HK B045C04  statutory reports
                                                 2. Approve final dividend and special
                                                 dividend
                                                 3. Reelect LI Zhihua, XIN Yunxia, and
                                                 HUNG Randy King Kuen as directors and
                                                 authorise board to fix their
                                                 remuneration
                                                 4. Reappoint Deloitte Touche Tohmatsu
                                                 as auditors and authorise board to fix
                                                 their remuneration
                                                 5. Authorise repurchase of up to 10
                                                 percent of issued share capital
                                                 6. Approve issuance of equity or equity
                                                 linked securities without preemptive
                                                 rights
                                                 7. Authorise reissuance of repurchased                              AGAINST RES NOS
                                                 shares                                                              3 & 6 - FOR ALL
                                                 8. Amend articles of association              M            FOR           OTHERS

China Fire Safety                                1. Accept financial statements and
Ent                28-Apr-2006  8201 HK 6548076  statutory reports
                                                 2a1 Reelect Cheng Kai Tuen, George as
                                                 director
                                                 2a2 Reelect Wat Chi Ping, Issac as
                                                 director
                                                 2a3 Reelect Pu Rong Sheng as director
                                                 2a4 Reelect Chen Shu Quan as director
                                                 2b Authorise baord to fix remuneration
                                                 of directors
                                                 3. Reappoint Deloitte Touche Tohmatsu
                                                 as auditors and authorise board to fix
                                                 their remuneration
                                                 4. Approve issuance of equity or equity
                                                 linked securities without preemptive
                                                 rights
                                                 5. Authorise Repurchase of up to 10
                                                 percent of issued share capital                                      AGAINST RES NO
                                                 6. Authorise reissuance of repurchased                                4 - FOR ALL
                                                 shares                                        M            FOR           OTHERS

Asia Aluminium                                   1. Approve reduction in authorised and
Holdings           3-May-2006   930 HK  6110077  issued capital by cancelling the scheme
                                                 shares, application of credit arising
                                                 from the capital reduction to reserve
                                                 account, and grant of Board authority
                                                 to do all acts and things relating to
                                                 the scheme                                    M            FOR      WITH MANAGEMENT

Asia Aluminium                                   1. Approve scheme of arrangement
Holdings           3-May-2006   930 HK  6110077  between the company and holders of
                                                 scheme shares                                 M            FOR      WITH MANAGEMENT

China Shenhua                                    1. Accept report of the board of
Energy "H"         12-May-2006  1088 HK B09N7M0  directors
                                                 2. Accept report of the supervisory
                                                 committee
                                                 3. Accept financial statements and
                                                 statutory reports
                                                 4. Approve allocation of income and
                                                 final dividend of RMB 0.125 per share
                                                 5. Approve remuneration of directors
                                                 and supervisors
                                                 6. Approve status list of the initial
                                                 long term incentives plan and share
                                                 appreciation rights scheme
                                                 7. Reappoint KPMG Huazhen and KPMG as
                                                 PRC and international auditors,
                                                 respectively, and authorise committee
                                                 comprising Chen Biting, Wu Yuan, and
                                                 Ling Wen to fix their remuneration
                                                 8. Approve revised annual caps of
                                                 connected transactions
                                                 Special business
                                                 1. Amend articles re: reflect relevant
                                                 laws and regulations of the company law
                                                 and the securities law of the PRC
                                                 2. Amend rules governing the                                         AGAINST RES NO
                                                 proceedings of shareholders meetings,                                 6 & SPEC BUS
                                                 directors meetings, and for the board                               ITEM NO 3 - FOR
                                                 of supervisors; and procedures for                                   ALL OTHERS (NB
                                                 considering connected transactions                                   RE RES NO 6 &
                                                 3. Apprie issuance of equity or equity                               SPEC BUS ITEM
                                                 linked securities without preemptive                                  NO 3 - VOTED
                                                 rights                                        M            FOR       AGAINST MANGT)

China Travel Intl  12-May-2006  308 HK  6197285  1. Accept financial statements and statutory reports
                                                 2. Approve final dividend
                                                 3a Reelect Zhang Xuewu as Director
                                                 3b Reelect Zhang Fengchun as Director
                                                 3c Reelect Ng Chi Man, Michael as
                                                 Director
                                                 3d Reelect Yeh Meou Tsen, Geoffery as
                                                 Director
                                                 3e Approve remuneration of Directors
                                                 4. Reappoint Ernst & Young as auditors
                                                 and authorise board to fix their
                                                 remuneration
                                                 5. Authorise repurchase of up to 10
                                                 percent of issued share capital
                                                 6. Approve issuance of equity or equity
                                                 linked securities without preemptive                                 AGAINST RES NO
                                                 rights                                                                6 - FOR ALL
                                                 7. Authorise reissuance of repurchased                               OTHERS (NB RE
                                                 shares                                                                 RES NO 6 -
                                                 8. Amend articles re: retirement by                                  VOTED AGAINST
                                                 rotation of directors                         M            FOR           MANGT)

Li Ning Co         12-May-2006  2331 HK B01JCK9  1. Accept financial statements and statutory reports
                                                 2. Approve final dividend
                                                 3a1 Reelect Tan Wee Seng as Executive
                                                 Director
                                                 3a2 Reelect Fong Ching, Eddy as
                                                 Non-Executive Director
                                                 3a3 Reelect Wang Ya Fei, jane as
                                                 Independent Non-Executive Director
                                                 4. Reappoint PricewaterhouseCoopers as
                                                 auditors and authorise board to fix
                                                 their remuneration
                                                 5. Approve issuance of equity or equity
                                                 linked securities without preemptive                                AGAINST RES NO
                                                 rights                                                                5 - FOR ALL
                                                 6. Authorise repurchase of up to 10                                  OTHERS (NB RE
                                                 percent of issued share capital                                       RES NO 5 -
                                                 7. Authorise reissuance of repurchased                               VOTED AGAINST
                                                 shares                                        M            FOR          MANGT)

TPV Technology     17-May-2006  903 HK  6179573  1. Accept financial statements and satatutory reports
                                                 2. Approve final dividend of $0.02 per
                                                 share
                                                 3a. Re-elect Hsuan, Jason as Director
                                                 3b. Re-elect Chen Yanshun as Director
                                                 3c Re-elect Chan Boon-Teong as Director
                                                 3d Re-elect Maarten Jan de Vries as
                                                 Director
                                                 3e Re-elect Chang Yueh, David as
                                                 Director
                                                 3f Authorise board to fix the
                                                 remuneration of Directors
                                                 4. Reappoint Pricewaterhouse Coopers as
                                                 auditors and authorise board to fix
                                                 their remuneration
                                                 5. Authorise repurchase of up to 10
                                                 percent of issued share capital                                     AGAINST RES NOS
                                                 6. Approve issuance of equity or equity                             2 & 6 - FOR ALL
                                                 linked securities without preemptive                                 OTHERS (NB RE
                                                 rights                                                              RES NOS 2 & 6 -
                                                 7. Authorise reissuance of repurchased                                 MC VOTED
                                                 shares                                        M            FOR      AGAINST MANGT)

Natural Beauty                                   1. Accept financial statements and
Bio-Tech           16-May-2006  157 HK  6517957  statutory reports
                                                 2. Approve final dividend
                                                 3a1 Reelect Tsai Yen Yu as Executive
                                                 Director
                                                 3a2 Reelect Su Su Hysu as Director
                                                 3b Authorise board to fix the
                                                 remuneration of Directors
                                                 4. Reappoint auditors and authorise
                                                 board to fix their remuneration
                                                 5a Approve issuance of equity or equity
                                                 linked securities without preemptive
                                                 rights
                                                 5b Authorise repurchase of up to 10
                                                 percent of issued share captial                                     AGAINST RES NO
                                                 5c Authorise reissuance of repurchased                               5A - FOR ALL
                                                 shares                                                               OTHERS (NB RE
                                                 6a Amend articles re: appointment of                                  RES NO 5A -
                                                 Directors                                                            VOTED AGAINST
                                                 6b Amend re: removal of Directors             M            FOR          MANGT)

Zijin Mining Group                               1a Accept report of the board of
Co "H"             18-May-2006  2899 HK 6725299  Directors
                                                 1b Accept report of the supervisory
                                                 committee
                                                 1c Accept financial statements and
                                                 statutory reports
                                                 2. Approve profit distribution proposal
                                                 and final dividend
                                                 3. Approve remuneration of Directors
                                                 and supervisors
                                                 4. Reappoint Ernst & Young Hua Ming and
                                                 Ernst & Young as domestic and
                                                 international auditors respectively,
                                                 and authorise board to fix their
                                                 remuneration
                                                 5. Authorise capitalization of reserves
                                                 for bonus issue
                                                 6. Amend articles of association
                                                 7. Approve issuance of equity or equity
                                                 linked securities without preemptive                                AGAINST RES NOS
                                                 rights                                                              7, 8 & 9 - FOR
                                                 8. Authorise board to do all things in                              ALL OTHERS (NB
                                                 connection with resolutions 5,6, and 7                              RE RES NOS 7, 8
                                                 above                                                               & 9 - MC VOTED
                                                 9. Other business (voting)                    M            FOR      AGAINST MANGT)

                               PROXY VOTING REPORT

PERIOD; FROM: 1-Jul-2005 TO 30-Jun-2006

FUND ID: 15208

FUND NAME: The China Fund Inc

                                                                                           MANAGEMENT                  FUND VOTE:
                                                                                               OR                      FOR/AGAINST/
                                                                                          SHAREHOLDER   MANAGEMENT    ABSTAIN/WITH
                     MEETING            SECURITY                                            PROPOSAL  RECOMMENDATION  MANAGEMENT/NO
  SECURITY ISSUER     DATE      TICKER     ID    AGENDA ITEM                                 (S/M)      FOR/AGAINST     ACTION
------------------ ----------- -------- -------- ---------------------------------------- ----------- -------------- ---------------
Agile Property                                   1. Accept financial statements and
Holds              18-May-2006  3383 HK B0PR2F4  statutory reports
                                                 2a Reelect Chen Zhuo Lin as Director
                                                 2b Reelect Chan Cheuk Yin as Director
                                                 2c Reelect Luk Sin Fong, Fion as
                                                 Director
                                                 2d Reelect Chan Cheuk Hung as Director
                                                 2e Reelect Chan Cheuk Hei as Director
                                                 2f Reelect Chan Cheuk Nam as Director
                                                 2g Reelect Cheng Hon Kwan as Director
                                                 2h Reelect Kwong Che Keung, Gordon as
                                                 Director
                                                 2i Reelect Cheung Wing Yiu as Director
                                                 2j Authorise remuneration committee to
                                                 fix the remuneration of the executive
                                                 directors
                                                 3. Approve remuneration of HK$250,000
                                                 to each of the independant
                                                 non-executive Directors for the year
                                                 ending Dec. 31 2006 that will be in
                                                 proportion to the period of service
                                                 4. Approve final dividend
                                                 5. Reappoint PricewaterhouseCoopers as
                                                 auditors and authorise board to fix
                                                 their remuneration
                                                 6a Authorise repurchase of up to 10
                                                 percent of issued share captial                                     AGAINST RES NO
                                                 6b Approve issuance of equity or equity                              6B - FOR ALL
                                                 linked securities without preemptive                                 OTHERS (NB RE
                                                 rights                                                                RES NO 6B -
                                                 6c Authorise reissuance of repurchased                               VOTED AGAINST
                                                 shares                                        M            FOR          MANGT)

                                                                                                                      AGAINST BOTH
                                                                                                                      RES NOS 1 & 2
China Netcom Gp                                  1. Amend rules of the share option                                    (NB - RE RES
Corp HK            16-May-2006  906 HK  B03PGR0  scheme                                                               NOS 1 & 2, MC
                                                 2. Amend terms of options granted under                                IS VOTING
                                                 the share option scheme                       M            FOR      AGAINST MANGT)

Asia Zirconium     19-May-2006  395 HK  6560229  1. Accept financial statements and statutory reports
                                                 2. Approve final dividend
                                                 3a Reelect Yang Xin Min as Director
                                                 3b Reelect Li Fu Ping as Director
                                                 3c Authorise board to fix the
                                                 remuneration of Directors
                                                 4. Reappoint auditors and authorise
                                                 board to fix their remuneration
                                                 5a Approve issuance of equity or equity
                                                 linked securities without preemptive
                                                 rights                                                              AGAINST RES NOS
                                                 5b Authorise repurchase of up to 10                                  5A & 7 - FOR
                                                 percent of issued share capital                                     ALL OTHERS (NB
                                                 5c Authorise reissuance of repurchased                              - RE RES NOS 5A
                                                 shares                                                                & 7, MC IS
                                                 6. Amend articles of association                                    VOTING AGAINST
                                                 7. Other business (voting)                    M            FOR          MANGT)

BYD Co "H"         23-May-2006  1211 HK 6536651  1. Accept report of the board of directors
                                                 2a Reelect Wang Chuan-fu as Director
                                                 and fix his remuneration
                                                 2b Reelect Xia Zuo-quan as Director and
                                                 fix his remuneration
                                                 2c Reelect Lu Xian-yang as Director and
                                                 fix his remuneration
                                                 2d Reelect Li Guo-xun as Director and
                                                 fix his remuneration
                                                 2e Reelect Kang Dian as Director and
                                                 fix his remuneration
                                                 2f Approve remuneration of Lin You-ren
                                                 as Director
                                                 3a Reelect Dong Jun-qing as Supervisor
                                                 and fix his remuneration
                                                 3b Reelect Min De as Supervisor and fix
                                                 his remuneration
                                                 3c Reelect Wnag Zhen as Supervisor and
                                                 fix his remuneration
                                                 4. Accept report of the supervisory
                                                 committee
                                                 5. Accept financial statements and
                                                 statutory reports
                                                 6. Appoint PricewaterhouseCoopers and
                                                 PricewaterhouseCoopers Zhong Tian CPAs
                                                 Ltd as international and domestic
                                                 auditors respectively and fix their                                 AGAINST RES NOS
                                                 remuneration                                                        7, 8 & 9 - FOR
                                                 7. Other business (voting)                                          ALL OTHERS (NB
                                                 8. Approve issuance of equity or equity                             - RE RES NOS 7,
                                                 linked securities without preemptive                                 8 & 9, MC IS
                                                 rights                                                              VOTING AGAINST
                                                 9. Other business                             M            FOR          MANGT)

Lenovo Group                                     1. Approve service contract between
(09;30 Mtg)        24-May-2006  992 HK  6218089  the company and William J. Amelio, an executive Director, President and Chief
                                                 Executive Officer of the company              M            FOR      WITH MANAGEMENT

Shangri-La Asia    24-May-2006   69 HK  6771032  1. Accept financial statements and
                                                 statutory reports
                                                 2. Approve final dividend
                                                 3. Reelect Directors
                                                 4. Approve remuneration of Directors
                                                 including fees payable to the members
                                                 of the audit and remuneration committees
                                                 5. Reappoint auditors and authorise
                                                 board to fix their remuneration
                                                 6a. Approve issuance of equity or
                                                 equity linked securities without
                                                 preemptive rights
                                                 6b. Authorise repurchase of up to 10                                AGAINST RES NO
                                                 precent of issued share capital                                       7 - FOR ALL
                                                 6c Authorise reissuance of repurchased                              OTHERS (NB - RE
                                                 shares                                                              RES NO 7, MC IS
                                                 7. Amend by-laws re: election and                                   VOTING AGAINST
                                                 removal of directors                          M            FOR          MANGT)

China Insurance                                  1. Accept financial statements and
Intl               25-May-2006  966 HK  6264048  statutory reports
                                                 2a. Reelect Ng Yu Lam Kenneth as
                                                 Director
                                                 2b. Reelect Shen Koping Michael as
                                                 Director
                                                 2c. Reelect Lau Siu Mun Sammy as
                                                 Director
                                                 2d. Reelect Lau Wai Kit as Director
                                                 3. Authorise Board to fix the
                                                 remuneration of Directors
                                                 4. Reappoint KPMG as auditors and
                                                 authorise Board to fix their
                                                 remuneration
                                                 5. Approve issuance of equity or equity
                                                 linked securities without preemptive
                                                 rights
                                                 6. Authorise repurchase of up to 10                                 AGAINST RES NO
                                                 percent of issued share capital                                       5 - FOR ALL
                                                 7. Authorise reissuance of repurchased                              OTHERS (NB - RE
                                                 shares                                                              RES NO 5, MC IS
                                                 8. Amend articles re: appointment of                                VOTING AGAINST
                                                 Directors                                     M            FOR          MANGT)

Ports Design       24-May-2006  589 HK  B03XK94  1. Accept financial statements and statutory reports
                                                 2. Approve final dividend
                                                 3. Reappoint auditors and authorise
                                                 Board to fix their remuneration
                                                 4. Reelect Directors and authorise
                                                 Board to fix their remuneration
                                                 5a. Approve issuance of equity or                                   AGAINST RES NOS
                                                 equity linked securities without                                     4 & 5A - FOR
                                                 preemptive rights                                                   ALL OTHERS (NB
                                                 5b. Authorise repurchase of up to 10                                - RE RES NOS 4
                                                 percent of issued share capital                                       & 5A, MC IS
                                                 5c. Authorise reissuance of repurchased                             VOTING AGAINST
                                                 shares                                        M            FOR          MANGT)

Sinotrans          29-May-2006  598 HK  6579010  1. Accept report of the directors
                                                 2. Accept report of the supervisory
                                                 committee
                                                 3. Accept financial statements and
                                                 statutory reports
                                                 4. Reappoint PricewaterhouseCoopers and
                                                 PricewaterhouseCoopers Zhong Tian CPAs
                                                 Co. Ltd. As international and PRC
                                                 auditors
                                                 5. Authorise Board to decide on matters
                                                 relating to interim and special
                                                 dividends for 2006
                                                 6. Approve profit distribution proposal
                                                 and final dividend
                                                 7a. Reelect Li Jianzhang as Director
                                                 7b. Reelect Liu Jinghua as Director
                                                 7c. Reelect Jerry Hsu as Director
                                                 7d. Reelect Ken Torok as Director
                                                 7e. Elect Peter Landsiedel as Director
                                                 7f. Reelect Su Yi as Supervisor                                     AGAINST RES NO
                                                 8. Authorise Board to fix Director                                    9 - FOR ALL
                                                 remuneration                                                        OTHERS (NB - RE
                                                 9. Approve issuance of equity or equity                             RES NO 9, MC IS
                                                 linked securities without preemptive                                VOTING AGAINST
                                                 rights                                        M            FOR          MANGT)

China Oilfield                                   1. Accept financial statements and
Services           25-May-2006  2883 HK 6560995  statutory reports
                                                 2. Approve annual dividend
                                                 3. Approve budget for fiscal year 2006
                                                 4. Accept report of the Board of
                                                 Directors and corporate governance
                                                 report
                                                 5. Accept report of the supervisory
                                                 committee
                                                 6. Elect Li Yong as Director and
                                                 reelect Zhang Dunjie as independant
                                                 supervisor
                                                 7. Approve remuneration of independant
                                                 non-executive directors and independant                             AGAINST RES NO
                                                 supervisor                                                            6 - FOR ALL
                                                 8. Reappoint Ernst & Young Hua Ming and                             OTHERS (NB - RE
                                                 Ernst & Young as domestic and                                       RES NO 6, MC IS
                                                 international auditors and authorise                                VOTING AGAINST
                                                 board to fix their remuneration               M            FOR          MANGT)

Xinao Gas Holdgs   23-May-2006  2688 HK 6333937  1. Accept financial statements and statutory reports
                                                 2. Approve final dividend
                                                 3a. Re-elect Yang Yu as Director
                                                 3b. Re-elect Chen Jiacheng as Director
                                                 3c. Re-elect Zhao Jinfeng as Director
                                                 3d. Re-elect  Yu Jianchao as Director
                                                 3e. Re-elect Cheung Yip Sang as
                                                 Director
                                                 3f. Authorise Board to fix the
                                                 remuneration of Directors
                                                 4. Reappoint auditors and authorise
                                                 Board to fix their remuneration
                                                 5a. Approve issuance of equity or
                                                 equity linked securities without
                                                 preemptive rights
                                                 5b. Authorise repurchase of up to 10                                AGAINST RES NO
                                                 percent of issued share capital                                      5A - FOR ALL
                                                 5c. Authorise reissuance of repurchased                             OTHERS (NB - RE
                                                 shares                                                               RES NO 5A, MC
                                                 6. Amend articles re: appointment and                                  IS VOTING
                                                 removal of Directors                          M            FOR      AGAINST MANGT)

Comba Telecom                                    1. Accept financial statements and
Systems            26-May-2006  2342 HK 6651576  statutory reports
                                                 2. Approve final dividend
                                                 3a. Re-elect Fok Tung Ling as Director
                                                 and authorise Board to fix his
                                                 remuneration
                                                 3b. Re-elect Wu Jiang Cheng as Director
                                                 and authorise Board to fix his
                                                 remuneration
                                                 3c. Re-elect Jan Ji Ci as Director and
                                                 authorise Board to fix his remuneration
                                                 3d. Re-elect Zheng Guo Bao as Director
                                                 and authorise Board to fix his
                                                 remuneration
                                                 4. Reappoint Ernst & Young as auditors
                                                 and authorise Board to fix their
                                                 remuneration
                                                 5a. Approve issuance of equity or
                                                 equity linked securities without
                                                 preemptive rights                                                   AGAINST RES NO
                                                 5b. Authorise repurchase of up to 10                                 5A - FOR ALL
                                                 percent of issued share capital                                     OTHERS (NB - RE
                                                 5c. Authorise reissuance of repurchased                              RES NO 5A, MC
                                                 shares                                                                 IS VOTING
                                                 6. Amend articles of association              M            FOR      AGAINST MANGT)

Lenovo Group                                     1. Approve connected transaction with
(10;00 Mtg)        24-May-2006  992 HK  6218089  a related party and annual caps               M            FOR      WITH MANAGEMENT

China Ting Group   30-May-2006  3398 HL B0SKB31  1. Accept financial statements and statutory reports
                                                 2. Approve final dividned of HK$0.046
                                                 per share
                                                 3a1. Reelect Ting Man Yi as Executive
                                                 Director
                                                 3a2. Reelect Ting Hung Yi as Executive
                                                 Director
                                                 3a3. Reelect Ding Jianer as Executive
                                                 Director
                                                 3a4. Reelect Wong Sin Yung as Executive
                                                 Director
                                                 3a5. Reelect Cheng Chi Pangi as
                                                 Independant Non-Executive Director
                                                 3a6. Reelect Wong Chi Keung as
                                                 Independant Non-Executive Director
                                                 3a7. Reelect Leung Man Kit as
                                                 Independant Non-Executive Director
                                                 3b. Authorise Board to fix the
                                                 remuneration of Directors
                                                 4. Reappoint auditors and authorise
                                                 Board to fix their remuneration
                                                 5a. Approve issuance of equity or
                                                 equity linked securities without
                                                 preemptive rights
                                                 5b. Authorise repurchase of up to 10                                AGAINST RES NO
                                                 percent of issued share capital                                       5A FOR ALL
                                                 5c. Authorise reissuance of repurchased                             OTHERS (NB - RE
                                                 shares                                                               RES NO 5A, MC
                                                 6. Amend articles re: removal of                                       IS VOTING
                                                 Director                                      M            FOR      AGAINST MANGT)

                                                 1. Accept 2005 operating results and
                                                 financial statements
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalization of 2005
                                                 dividends and employee profit sharing
                                                 4. Amend articles of association
                                                 5. Amend election rules of Directors                                AGAINST RES NOS
                                                 and Supervisors                                                     5 & 6 - FOR ALL
                                                 6. Amend procedures governing the                                   OTHERS (NB - RE
                                                 aquisition or disposal of assets                                    RES NOS 5 & 6,
Cathay Financial                                 7. Approve aquisition through share                                  MC IS VOTING
Holding Co         9-Jun-2006   2882 TT 6425663  swap agreement                                M            FOR      AGAINST MANGT)

                                                 1. Accept 2005 financial statements
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalization of 2005
                                                 dividneds and employee profit sharing                               AGAINST RES NOS
                                                 4. Authorise capitalization of reserves                             5, 6 & 7 - FOR
                                                 for bonus issue                                                     ALL OTHERS (NB
                                                 5. Amend articles of association                                    - RE RES NOS 5,
                                                 6. Amend endorsement and guarantee                                   6 & 7, MC IS
China Metal                                      operating guidelines                                                VOTING AGAINST
Products Co        9-Jun-2006   1532 TT 6038834  7. Other business                             M            FOR          MANGT)

                                                 1. Accept 2005 operating results and
                                                 financial statements
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalization of 2005
                                                 dividends and employee profit sharing
                                                 4. Amend articles of association                                    AGAINST RES NOS
                                                 5. Amend procedures governing the                                    4, 5, 6 & 7 -
                                                 acquisition or disposal of assets                                   FOR ALL OTHERS
                                                 6. Amend endorsement and guarantee                                   (NB - RE RES
                                                 operating guidelines                                                 NOS 4, 5, 6 &
Premier Image                                    7. Amend operating procedures for loan                              7, MC IS VOTING
technology         12-Jun-2006  2394 TT 6143330  of funds to other parties                     M            FOR      AGAINST MANGT)

                                                 1. Accept 2005 operating results and
                                                 financial statements
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalization of 2005
                                                 dividends and employee profit sharing                               AGAINST RES NOS
                                                 4. Amend operating procedures for loan                              4, 5 & 6 - FOR
                                                 of funds to other parties, and                                      ALL OTHERS (NB
                                                 endorsement and guarantee                                           - RE RES NOS 4,
                                                 5. Amend articles of association                                     5 & 6, MC IS
Cheng Shin Rubber                                6. Amend procedures governing the                                   VOTING AGAINST
Ind Co             13-Jun-2006  2105 TT 3190228  aquisition or disposal of assets              M            FOR          MANGT)

Tripod Technology                                1. Accept financial statements and
Corp               14-Jun-2006  3044 TT 6305721  statutory reports
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalization of 2005
                                                 dividends and employee profit sharing
                                                 4. Amend investment limit in the
                                                 Peoples Republic of China
                                                 5. Amend articles of association
                                                 6. Amend rules and procedures regarding                             AGAINST RES NOS
                                                 shareholder meeting                                                 4, 5, 6, 7 & 8
                                                 7. Amend operating procedures for                                      - FOR ALL
                                                 endorsement and guarantee                                           OTHERS (NB - RE
                                                 8. Amend procedures governing the                                    RES NOS 4, 5,
                                                 aquisition or disposal of assets and                                6, 7 & 8, MC IS
                                                 derivative products                                                 VOTING AGAINST
                                                 9. Elect Directors and Supervisors            M            FOR          MANGT)

Taiwan Green Point 14-Jun-2006  3007 TT 6520706  1. Accept 2005 operating results and financial statements
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalization of 2005                                   AGAINST RES NO
                                                 dividends, reserves for bonus issues,                                 4 - FOR ALL
                                                 and empolyee profit sharing                                         OTHERS (NB - RE
                                                 4. Amend articles of association                                    RES NO 4, MC IS
                                                 5. Elect Directors and Supervisors                                  VOTING AGAINST
                                                 6. Other business                             M            FOR          MANGT)

Anhui Expressway                                 1. Accept working report of the Board
Co "H"             16-Jun-2006  995 HK  6045180  of Directors
                                                 2. Accept working report of the
                                                 Supervisory committee
                                                 3. Accept financial statements and
                                                 statutory reports
                                                 4. Approve profit appropriation
                                                 proposal to the statutory surplus
                                                 reserve and statutory public welfare
                                                 fund
                                                 5. Approve auditors and authorise Board
                                                 to fix their remuneration
                                                 6. Adopt new articles of association                                AGAINST RES NO
                                                 7. Amend the rules governing the                                      8 - FOR ALL
                                                 operating of the general meeting                                    OTHERS (NB - RE
                                                 8. Approve issuance of equity or equity                             RES NO 8, MC IS
                                                 linked securities without preemptive                                VOTING AGAINST
                                                 rights                                        M            FOR          MANGT)

Radiant                                          1. Accept 2005 operating results and
Opto-Electronics   14-Jun-2006  6176 TT 6520278  financial statements
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalization of 2005
                                                 dividends and employee profit sharing
                                                 4. Amend articles of association
                                                 5. Amend operating procedures for
                                                 endorsement and guarantee
                                                 6. Amend rules and procedures regarding
                                                 shareholder meeting
                                                 7. Approve 5-year income tax exemption
                                                 regarding rights offering in 2005 under                             AGAINST RES NOS
                                                 statute for upgrading industry                                       4, 5, 6 & 8 -
                                                 8. Amend election rules of Directors                                FOR ALL OTHERS
                                                 and Supervisors                                                      (NB - RE RES
                                                 9. Elect Directors and Supervisors                                   NOS 4, 5, 6 &
                                                 10. Approve release of restrictions of                              8, MC IS VOTING
                                                 competitive activities of Directors           M            FOR      AGAINST MANGT)

Sinochem Hong Kong                               1. Approve binding memorandum of
Hldgs              9-Jun-2006   297 HK  B0CJMD1  understanding and annual caps
                                                 2. Approve Tianji Gaopoing distribution
                                                 agreement and annual caps
                                                 3. Approve Tianji Coal distribution
                                                 agreement and annual caps
                                                 4. Approve Beijing procurement
                                                 agreement and annual caps
                                                 5. Approve new Shandong supply
                                                 agreement and annual caps                     M            FOR      WITH MANAGEMENT

Data Systems                                     1. Accept  operating results and
Consulting         15-Jun-2006  2447 TT 6344939  financial statements
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalization of 2005
                                                 dividends and employee profit sharing
                                                 4. Amend articles of association
                                                 5. Amend operating procedures for loan
                                                 of funds to other parties
                                                 6. Amend operating procedures for
                                                 endorsement and guarantee
                                                 7. Amend election rules of Directors
                                                 and Supervisors                                                     AGAINST RES NOS
                                                 8. Amend election rules and procedures                               8 & 11 - FOR
                                                 regarding shareholder meeting                                       ALL OTHERS (NB
                                                 9. Elect Directors and Supervisors                                  - RE RES NOS 8
                                                 10. Approve release of restrictions of                                & 11, MC IS
                                                 competitive activities of Directors                                 VOTING AGAINST
                                                 11. Other business                            M            FOR          MANGT)

Digital China                                    1. Approve supplemental master
Holdings           9-Jun-2006   861 HK  6351865  purchases agreement and revised annual
                                                 purchase caps
                                                 2. Approve supplemental master sales
                                                 agreement and revised annual sales caps       M            FOR      WITH MANAGEMENT

Taiwan Familymart  14-Jun-2006  5903 TT 6440945  1. Elect Directors and Supervisors
                                                 2. Accept financial statements and
                                                 statutory reports
                                                 3. Approve allocation of income and
                                                 dividends
                                                 4. Approve capitalization of 2005
                                                 dividends and employee profit sharing
                                                 5. Amend articles of association
                                                 6. Amend rules and procedures regarding
                                                 shareholder meeting
                                                 7. Amend rules and procedures regarding
                                                 Board meeting
                                                 8. Amend operating procedures for
                                                 endorsement and guarantee
                                                 9. Amend operating procedures for loan
                                                 of funds to other parties
                                                 10. Approve release of restrictions of
                                                 competitive activities of Directors           M            FOR      WITH MANAGEMENT

China Life                                       1. Accept the report of the Board of
Insurance Co "H"   16-Jun-2006  2628 HK 6718976  Directors
                                                 2. Accept the report of the Supervisory
                                                 Committee
                                                 3. Accept financial statements and
                                                 statutory reports
                                                 4. Approve final dividend
                                                 5a. Reelect Yang Chao as Director
                                                 5b. Reelect Wu Yan as Director
                                                 5c. Reelect Shi Guoqing as Director
                                                 5d. Reelect Long Yongtu as Director
                                                 5e. Reelect Chau Tak Hay as Director
                                                 5f. Reelect Sun Shuyi as Director
                                                 5g. Reelect Cai Rang as Director
                                                 5h. Reelect Ma Yongwei as Director
                                                 5i. Reelect Wang Feng as Director
                                                 5j. Reelect Zhuang Zuojin as Director
                                                 6a. Reelect Xia Zhihua as Supervisor
                                                 6b. Reelect Wu Weiman as Supervisor
                                                 6c. Reelect Tian Hui as Supervisor
                                                 7. Authorise Board to fix the
                                                 remuneration of Directors
                                                 8. Reappoint PricewaterhouseCoopers
                                                 Zhong Tian CPAs Co. Ltd., CPAs and
                                                 PricewaterhouseCoopers, CPAs as PRC and
                                                 international auditors respectively.
                                                 and authorise Board to fix their                                    AGAINST RES NO
                                                 remuneration                                                         10 - FOR ALL
                                                 9. Amend articles of association                                    OTHERS (NB - RE
                                                 10. Approve issuance of equity or                                    RES NO 10, MC
                                                 equity linked securities without                                       IS VOTING
                                                 preemptive rights                             M            FOR      AGAINST MANGT)

Merry Electronics                                1. Accept financial statements and
Co                 16-Jun-2006  2439 TT 6129749  statutory reports
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve capitalisation of 2005
                                                 dividends and employee profit sharing                               AGAINST RES NO
                                                 4.  Amend operating procedures for loan                               6 - FOR ALL
                                                 of funds to to other parties                                        OTHERS (NB - RE
                                                 5. Amend endorsement and guarantee                                  RES NO 6, MC IS
                                                 operating guidelines                                                VOTING AGAINST
                                                 6. Amend articles of association              M            FOR          MANGT)

China Rare Earth                                 1. Accept financial statements and
Holdings           15-Jun-2006  769 HK  6181006  statutory reports
                                                 2. Approve final dividend
                                                 3a. Reelect Xu Panfeng as Director
                                                 3b. Reelect Jiang Cainan as Director
                                                 3c. Reelect Liu Yujiu as Director
                                                 3d.  Authorise Board to fix the
                                                 remuneration of Directors
                                                 4. Reappoint ShineWing (HK) CPA Limited
                                                 as auditors and authorise Board to fix
                                                 their remuneration
                                                 5. Approve issuance of equity or equity
                                                 linked securities without preemptive
                                                 rights
                                                 6. Authorise repurchase of up to 10
                                                 percent of issued share capital                                     AGAINST RES NO
                                                 7. Authorise reissuance of repurchased                                5 - FOR ALL
                                                 shares                                                              OTHERS (NB - RE
                                                 8. Amend articles re: voting by poll,                               RES NO 5, MC IS
                                                 retirement by rotation, appointment of                              VOTING AGAINST
                                                 Directors                                     M            FOR          MANGT)

Uni-President                                    1. Accept financial statements and
Enterprises        23-Jun-2006  1216 TT 6700393  statutory reports
                                                 2. Approve allocation of income and
                                                 dividends
                                                 3. Approve increase in Investment in
                                                 the Peoples Republic of China
                                                 4. Other business                             M            FOR      WITH MANAGEMENT

                               PROXY VOTING REPORT

PERIOD; FROM: 1-Jul-2005 TO 30-Jun-2006

FUND ID: 15208

FUND NAME: The China Fund Inc

                                                                                           MANAGEMENT                  FUND VOTE:
                                                                                               OR                      FOR/AGAINST/
                                                                                          SHAREHOLDER     MANAGEMENT  ABSTAIN/WITH
                     MEETING            SECURITY                                            PROPOSAL  RECOMMENDATION  MANAGEMENT/NO
  SECURITY ISSUER     DATE      TICKER     ID    AGENDA ITEM                                 (S/M)      FOR/AGAINST     ACTION
------------------ ----------- -------- -------- ---------------------------------------- ----------- -------------- ---------------
Bieren Printing                                  1. Authorize repurchase of up to ten
Machinery          27-Jun-2006  187 HK  6089531  percent of Issue Share Capital.               M            FOR      WITH MANAGEMENT

Bieren Printing                                  1. Accept Working Report of the Board
Machinery          27-Jun-2006  187 HK  6089531  of Directors.
                                                 2. Accept Working Report of the                                        ALL FOR,
                                                 Supervisory Committee.                        M            FOR      AGAINST RES 10

ASE 2311 Ordinary                                1. Accept financial statements and
Shares             21-Jun-2006  2311 TT 6056074  statutory reports
                                                 2. Approve compensation of the
                                                 accumulated losses of the company
                                                 3. Amend procedures governing the
                                                 acqusitition or disposal of assets
                                                 4. Amend endorsement and guarantee
                                                 operating guidelines
                                                 5. Amend rules and procedures regarding
                                                 shareholder meeting
                                                 6. Approve increase of registered
                                                 capital and issuance of ordinary shares
                                                 to participate in the issuance of
                                                 Global Depository reciept or Domestic
                                                 Rights Issue
                                                 7. Amend articles of association
                                                 8. Approve spin off agreement
                                                 9. Elect Directors and Supervisors
                                                 10. Approve release of restrictions of
                                                 competitive activities of Directors                                    ALL FOR,
                                                 11. Other business                            M            FOR       AGAINST RES 7

Yieh United Steel                                1. Accept financial statements and
Corp               26-Jun-2006  9957 TT 6726623  statutory reports
                                                 2. Approve allocation of income
                                                 3. Approve distribution of dividends
                                                 4. Amend articles of association
                                                 5. Amend operating procedures for
                                                 endorsement and guarantee
                                                 6. Amend election rules of Directors
                                                 and Supervisors                                                     AGAINST RES NO
                                                 7. Amend rules and procedures regarding                             4, 5, 6, 7 & 8
                                                 shareholder meeting                                                    - FOR ALL
                                                 8. Approve cancellation of a merger                                 OTHERS (NB - RE
                                                 agreement                                                            RES NOS 4, 5,
                                                 9. Elect Directors and Supervisors                                  6, 7 & 8, MC IS
                                                 10. Approve release of restrictions of                              VOTING AGAINST
                                                 competitive activities of Directors           M            FOR          MANGT)

Lianhua                                          1. Accept report of the Board of
Supermarket "H"    28-Jun-2006  980 HK  6633563  Directors
                                                 2. Accept report of the Supervisory
                                                 Committee
                                                 3. Accept financial statements and
                                                 statutory reports
                                                 4. Approve final dividend of RMB 0.07
                                                 per share and profit share and profit
                                                 distribution proposal
                                                 5. Reappoint Shanghai CPAs and
                                                 PricewaterhouseCoopers as PRC and
                                                 International auditors respectively, and
                                                 authorise Board to fix their
                                                 remuneration
                                                 6. Elect Koichi Narita as non-executive
                                                 Director                                                            AGAINST RES NO
                                                 7. Authorise Board to determine,                                     8 & SPEC BUS
                                                 declare, and pay the interim dividend                               RES NO 1 - FOR
                                                 for the six months ending June 30 2006                              ALL OTHERS (NB
                                                 8. Other business (voting)                                          - RE RES NO 8 &
                                                 Special business                                                    SPEC BUS RES NO
                                                 1. Approve issuance of H shares without                             1, MC IS VOTING
                                                 preemptive rights                             M            FOR      AGAINST MANGT)

Captive Finance                                  1. Election of Board of Directors        1. Management  1. Unknown       1. For
Ltd.               5-Sept-05      N/A      N/A   2. Adopting the Accounts, Directors and  2. Management  2. Unknown       2. For
                                                 Auditors Reports for 2005                3. Management  3. Unknown       3. For
                                                 3. Appointing RSM Nelson Wheeler as the
                                                 Auditor

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA  FUND, INC.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President
    August 28, 2006